Consolidated Statements of Profit and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES	$ 260,026	$ 290,790
COST OF REVENUES	(270,597)	(277,879)
GROSS PROFIT	(10,571)	12,911
OPERATING EXPENSES:
General and administrative expenses	(180,704)	(21,765)	(1,893)
Selling expenses	(8,556)	(673)
Share-based compensation	(14,714)	(33,537)
Total operating expenses	(203,974)	(55,975)	(1,893)
(LOSS) FROM OPERATIONS	(214,545)	(43,064)	(1,893)
OTHER (EXPENSE)/INCOME
Loss on acquisition			(5,679)
Non-operating income			63
Interest income/( expense)	424
Other (expense)/income, net	(15,555)	(9,358)
Total other (expenses)	(15,131)	(9,358)	(5,616)
LOSS BEFORE INCOME TAXES	(229,676)	(52,422)	(7,509)
INCOME TAXES	(536)	(3)
NET (LOSS)	(230,212)	(52,425)	(7,509)
DISCONTINUED OPERATIONS
Gain on disposal of discontinued operations	811
Income/(loss) from discontinued operations	(1,072)	3,374	11,913
(LOSS)/gain FROM DISCONTINUED OPERATIONS	(261)	3,374	11,913
NET (LOSS)/PROFIT	(230,473)	(49,051)	4,404
Net income attributable to non-controlling interests	1,026	(200)
NET (LOSS) ATTRIBUTABLE TO SOS LIMITED	(229,447)	(49,251)	4,404
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation	26,063	3,392	874
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (203,384)	$ (45,859)	$ 5,278
Basic (in Shares)	3,183,736,378	2,340,462,712	325,996,667
Diluted (in Shares)	3,550,792,426	2,775,018,991	488,960,010
(LOSS)/EARNINGS PER SHARE
Basic (in Dollars per share)	$ (0.0721)	$ (0.0251)	$ 0.0135
Diluted (in Dollars per share)	$ (0.0721)	$ (0.0251)	$ 0.009